Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Quarterly Financial Data [Line Items]
Revenues	$ 876,787	[1]	$ 1,134,999	[1]	$ 1,170,186	[1]	$ 762,568	[1]	$ 827,352	[1]	$ 1,081,893	[1]	$ 1,120,452	[1]	$ 713,633	[1]	$ 3,944,540	[1]	$ 3,743,330	[1]	$ 3,431,712
Gross profit	214,295		274,765		279,273		188,069		198,530		258,597		266,680		175,446		956,402		899,253		814,395
Net income attributable to Watsco, Inc.	$ 24,072		$ 54,461		$ 56,101		$ 16,753		$ 17,321		$ 45,699		$ 51,318		$ 13,385		$ 151,387		$ 127,723		$ 103,334
Earnings per share for Common and Class B common stock :
Basic	$ 0.69	[2]	$ 1.56	[2]	$ 1.60	[2]	$ 0.48	[2]	$ 0.50	[2]	$ 1.32	[2]	$ 1.48	[2]	$ 0.39	[2]	$ 4.33	[2]	$ 3.69	[2]	$ 2.70
Diluted	$ 0.69	[2]	$ 1.56	[2]	$ 1.60	[2]	$ 0.48	[2]	$ 0.50	[2]	$ 1.32	[2]	$ 1.48	[2]	$ 0.39	[2]	$ 4.32	[2]	$ 3.68	[2]	$ 2.70

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.